Summary of Premiums and Contract Charges by Product (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product Information [Line Items]
Premiums	$ 38,037	$ 43,806	$ 45,087
Contract charges	55,688	54,845	52,063
Total premiums and contract charges	93,725	98,651	97,150
Traditional life insurance
Product Information [Line Items]
Premiums	19,828	20,728	20,215
Immediate annuities with life contingencies
Product Information [Line Items]
Premiums	6,653	12,434	14,610
Accident and health insurance
Product Information [Line Items]
Premiums	11,556	10,644	10,262
Interest-sensitive life insurance
Product Information [Line Items]
Contract charges	54,357	52,228	48,453
Fixed annuities
Product Information [Line Items]
Contract charges	$ 1,331	$ 2,617	$ 3,610